INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Fair value, beginning of year	$124,152	$115,100
Additions	13,228	9,278
Acquisitions through business combinations	11	3,244
Dispositions[1]	(6,538)	(4,258)
BSREP IV deconsolidation[2]	(24,862)	—
Fair value changes	556	(105)
Foreign currency translation and other	(2,882)	893
Fair value, end of year[3]	$103,665	$124,152
1.Includes amounts reclassified to held for sale.
2.Following the completion of the partial sale of BSREP IV to BWS, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
3.As at December 31, 2024, the ending balance includes $96.5 billion (December 31, 2023 – $114.8 billion) of investment properties leased to third parties and $4.2 billion of ROU investment properties (December 31, 2023 – $4.8 billion).
Investment properties include the company’s office, retail, multifamily and other properties. Additions and acquisitions of $13.2 billion (2023 – $12.5 billion) primarily relate to the acquisitions of three U.S. multifamily asset portfolios, a U.S. student housing portfolio, and a logistics asset portfolio in Europe, all within our LP investments included in our Asset Management segment, and enhancement of existing assets during the year.
Dispositions of $6.5 billion (2023 – $4.3 billion) included the sale of manufactured housing communities in the U.S., certain office and retail assets in the U.S., and a hospitality asset in South Korea. In addition, the current year includes the reclassification of certain office, retail, and logistics assets held within our real estate funds to assets held for sale.
Investment properties generated $6.9 billion (2023 – $6.6 billion) in rental income and incurred $4.8 billion (2023 – $4.8 billion) in direct operating expenses. Most of our investment properties are pledged as collateral for the non-recourse borrowings at their respective properties.
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2024	2023
Core	$18,501	$18,970
Transitional and development	21,495	23,016
LP Investments[1]	58,446	77,627
Other investment properties	5,223	4,539
	$103,665	$124,152
1.The balance as at December 31, 2024 reflects the impact of the deconsolidation of BSREP IV within our LP investments.
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
The company’s investment properties are diversified by asset type, asset class, geography and market. Therefore, there may be mitigating factors in addition to those noted above, such as changes to assumptions that vary in direction and magnitude across different geographies and markets.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2024			2023
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.3%	4.8%	11	6.2%	4.8%	11
Transitional and development[1]	7.9%	6.3%	10	7.9%	6.2%	10
LP Investments[1,2]	9.1%	6.2%	14	8.6%	5.8%	13
Other investment properties[3]	7.9%	n/a	n/a	7.4%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.